TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes as reported	$ 5,698	$ 2,331	$ (902)
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (26%, 25% and 24% for the years 2009, 2010 and 2011, respectively)	1,424	560	(226)
Differences in tax rates on income deriving from foreign subsidiaries	(54)	42	(89)
Gain derived from bargain purchase		(1,059)
Tax adjustments in respect of currency translation	(305)	154	643
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	324	626	(339)
Settlement of prior years tax assessments		41
Other non-deductible expenses	254	117	54
Income tax expense	$ 1,643	$ 481	$ 43
Theoretical statutory tax rate	25.00%	24.00%	25.00%